Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract] [Standard Label]
Schedule of Future Minimum Principal Payments	Maturities of Notes Payable are as follows:
September 30,
For the years ended December 31,	2023
2023 (Remainder of year)	$1,033
2024	92,531
2025	201
2026	29
2027	21
Thereafter	-
Total	93,815
Less: Loan costs	(796)
Total	$93,019
Amount classified as a current liability	$7,859
Amount classified as long-term liability	85,160

Total	$93,019
Future minimum principal payments on our total notes payable as of December 31, 2022, are as follows (in thousands):
Year Ending December 31,	Amount

2023	$6,628
2024	91,576
2025	182
2026	9
2027	8

Total future minimum payments	98,403
Less: debt discount	(959)
Total	97,444

Total current portion of notes payable, net	$6,628
Total notes payable, net of current portion	$90,816